Cryptocurrencies - Additional Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($) Bitcoins
Goodwill and Intangible Assets Disclosure [Abstract]
Number of bitcoin held during the period | Bitcoins	3
Other crypto currency held during the period	$ 0
Gains from dispositions of bitcoin	$ 62